Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2023
Assets pledged and collateral
Assets pledged
end of	6M23		2022
CHF million
Total assets pledged or assigned as collateral	113,063	[1]	63,111
of which encumbered	14,501		25,445
1 Includes Swiss mortgages pledged to SNB in connection with the Emergency Liquidity Assistance (ELA) facility.

Fair value of collateral received with the right to sell or repledge	Collateral
end of	6M23	2022
CHF million
Fair value of collateral received with the right to sell or repledge	91,345	150,198
of which sold or repledged	32,009	75,819